UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Money Market Fund

Annual report 3/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of the period; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures.

As the new year began, the Fed shifted to a neutral stance on interest rates, after three years of rate hikes. Indeed, several indicators now suggest that the economic expansion has weakened—earnings growth has slowed, the U.S. Treasury yield curve has flattened, and the Fed has noted a slowdown in household spending and business investment.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Money Market Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
18	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
26	Trustees and Officers
30	More information

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital.

MATURITY COMPOSITION AS OF 3/31/19

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The U.S. Federal Reserve (Fed) adopted a more accommodative posture late in the period

After raising interest rates three times between April and December 2018, the Fed indicated that it could be finished tightening policy for the near future.

Money market yields continued to increase

The Fed's interest-rate hikes boosted short-term yields to levels that were competitive with the rate of inflation.

The fund maintained an active approach

We continued to seek opportunities to add incremental yield through individual security selection, adjustments to the portfolio's weighted average maturity, and shifts between fixed- and floating-rate notes.

PORTFOLIO COMPOSITION AS OF 3/31/19 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       3

Discussion of fund performance

Can you describe some of the key events during the 12 months ended March 31, 2019?

The majority of the period was characterized by expectations for ongoing monetary tightening by the U.S. Federal Reserve (Fed). The Fed raised rates four times in 2018, bringing the benchmark federal funds rate to its current level, a range of 2.25% to 2.50%, its highest point since early 2008. In addition, the Fed continued to unwind the quantitative easing policy that was in effect from 2008 to 2014 by letting U.S. Treasury and government agency securities roll off its balance sheet. As 2018 drew to a close, the markets appeared to be pricing in further interest-rate hikes in the following year.

The backdrop changed considerably in the first quarter of 2019, when a series of statements by Fed officials suggested that the central bank was in fact finished raising rates. It also announced it would likely stop the tapering of its balance sheet at the end of September 2019. This shift in policy prompted investors to reposition their portfolios for a more data-dependent Fed that can act in either direction as needed.

In this environment, the one-month London Interbank Offered Rate (LIBOR)—a key basis for money market rates—climbed from 1.88% on March 31, 2018, to 2.49% at the close of the period. The three-month LIBOR rose from 2.31% to a high of 2.82% on December 20, 2018, before falling to 2.60% at the end of March 2019.

What is your view on the Fed's evolution and how did it affect the fund's positioning?

Money market investors are faced with a much different landscape than they had become accustomed to over the past several years. It's now no longer just a question of when the Fed will move next, but in which direction. We believe rates could be rangebound in the near term, as we don't expect any adjustment in monetary policy in the coming months. However, when the Fed does change its target rate again, we think the move could be in the form of an interest-rate hike in either late 2019 or the first half of 2020. While this is an out-of-consensus view, the market appears to be pricing in elevated downside risks to growth and a cautious Fed.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       4

We increased the fund's weighted average maturity versus its levels of September 30, 2018 in the latter part of the period in response to the Fed's about-face. However, we're being mindful of incoming data and may begin to shorten duration again if it becomes apparent that another rate hike is imminent. We believe it's more important than ever to maintain liquidity and diversification given how quickly the market can change its opinion on the future path of interest rates.

MANAGED BY

Team of U.S. research analysts and portfolio managers

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2018, with the same investment held until March 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2018, with the same investment held until March 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2018	Ending value on 3-31-2019	Expenses paid during period ended 3-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,009.00	$2.85	0.57%
	Hypothetical example	1,000.00	1,022.10	2.87	0.57%
Class B	Actual expenses/actual returns	1,000.00	1,009.10	2.86	0.57%
	Hypothetical example	1,000.00	1,022.10	2.87	0.57%
Class C	Actual expenses/actual returns	1,000.00	1,009.00	2.85	0.57%
	Hypothetical example	1,000.00	1,022.10	2.87	0.57%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	7

Fund’s investments
AS OF 3-31-19
	Maturity date	Yield (%)	Par value^	Value
U.S. Government Agency 78.5%				$492,048,584
(Cost $492,048,584)
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.060%) (A)	07-25-19	2.459	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. (3 month LIBOR - 0.145%) (A)	03-02-20	2.504	7,081,000	7,081,000
Federal Agricultural Mortgage Corp. (SOFR + 0.050%) (A)	03-18-20	2.514	2,217,000	2,217,000
Federal Agricultural Mortgage Corp. (1 month LIBOR) (A)	09-30-19	2.528	4,976,000	4,976,000
Federal Agricultural Mortgage Corp. (Prime rate - 2.950%) (A)	11-27-19	2.585	2,938,000	2,938,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.050%) (A)	04-02-19 to 06-25-19	2.469 to 2.474	12,379,000	12,379,000
Federal Agricultural Mortgage Corp.	04-01-19 to 08-30-19	2.281 to 2.656	30,613,000	30,593,156
Federal Farm Credit Bank (Prime rate - 3.060%) (A)	04-25-19	2.403	2,600,000	2,600,120
Federal Farm Credit Bank (1 month LIBOR - 0.040%) (A)	04-24-19	2.430	1,726,000	1,726,054
Federal Farm Credit Bank (Prime rate - 3.105%) (A)	04-10-19	2.433	2,030,000	2,029,997
Federal Farm Credit Bank (1 month LIBOR - 0.060%) (A)	04-03-19	2.444	641,000	641,001
Federal Farm Credit Bank (1 month LIBOR + 0.170%) (A)	11-14-19	2.456	543,000	543,798
Federal Farm Credit Bank (1 month LIBOR - 0.105%) (A)	09-25-19	2.464	425,000	424,898
Federal Farm Credit Bank (Prime rate - 3.075%) (A)	09-05-19	2.464	4,452,000	4,451,904
Federal Farm Credit Bank (1 month LIBOR - 0.140%) (A)	07-02-19	2.473	1,873,000	1,872,579
Federal Farm Credit Bank (3 month USBMMY + 0.055%) (A)	01-27-20	2.479	4,230,000	4,231,189
Federal Farm Credit Bank (1 month LIBOR + 0.185%) (A)	08-09-19	2.481	136,000	136,112
Federal Farm Credit Bank (1 month LIBOR - 0.115%) (A)	05-07-19	2.483	411,000	410,966
Federal Farm Credit Bank (1 month LIBOR - 0.025%) (A)	06-24-19	2.485	711,000	711,015
Federal Farm Credit Bank (1 month LIBOR + 0.010%) (A)	08-24-20	2.508	346,000	346,105
Federal Farm Credit Bank (1 month LIBOR - 0.135%) (A)	06-13-19	2.509	1,006,000	1,005,775
8	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value
Federal Farm Credit Bank (3 month USBMMY + 0.050%) (A)	11-04-19	2.515	2,099,000	$2,098,932
Federal Farm Credit Bank (3 month USBMMY + 0.150%) (A)	04-12-19	2.530	1,980,000	1,980,048
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.120%) (A)	02-18-20	2.545	1,045,000	1,045,179
Federal Farm Credit Bank (3 month USBMMY + 0.085%) (A)	08-08-19	2.550	4,635,000	4,634,916
Federal Farm Credit Bank (Prime rate - 2.970%) (A)	01-24-20	2.570	6,830,000	6,829,737
Federal Farm Credit Bank (3 month LIBOR - 0.180%) (A)	05-17-19	2.583	2,072,000	2,071,910
Federal Farm Credit Bank (3 month LIBOR - 0.130%) (A)	02-03-20	2.594	1,798,000	1,798,739
Federal Farm Credit Bank (Prime rate - 2.960%) (A)	07-09-20	2.601	8,000,000	7,997,489
Federal Farm Credit Bank (Prime rate - 2.950%) (A)	07-20-20	2.606	1,015,000	1,014,731
Federal Farm Credit Bank (3 month USBMMY + 0.160%) (A)	01-19-21	2.621	2,217,000	2,217,000
Federal Farm Credit Bank (Prime rate - 2.915%) (A)	12-17-20	2.626	3,500,000	3,499,704
Federal Farm Credit Bank (3 month LIBOR - 0.060%) (A)	10-25-19	2.636	1,442,000	1,442,903
Federal Farm Credit Bank (Prime rate - 2.910%) (A)	12-11-19	2.636	6,669,000	6,668,536
Federal Farm Credit Bank (3 month LIBOR - 0.120%) (A)	01-27-20	2.642	2,868,000	2,868,924
Federal Farm Credit Bank (3 month LIBOR - 0.135%) (A)	10-29-20	2.661	4,956,000	4,955,374
Federal Farm Credit Bank (1 month LIBOR - 0.085%) (A)	05-24-19 to 05-30-19	2.464 to 2.475	2,792,000	2,791,855
Federal Farm Credit Bank (1 month LIBOR + 0.180%) (A)	10-11-19 to 10-24-19	2.463 to 2.495	1,432,000	1,433,805
Federal Farm Credit Bank (Prime rate - 3.080%) (A)	06-27-19 to 09-13-19	2.459 to 2.504	6,934,000	6,933,055
Federal Farm Credit Bank (1 month LIBOR - 0.080%) (A)	11-20-19 to 06-01-20	2.462 to 2.523	4,926,000	4,923,299
Federal Farm Credit Bank (3 month USBMMY + 0.100%) (A)	06-27-19 to 07-03-19	2.501	803,000	803,116
Federal Farm Credit Bank (3 month USBMMY + 0.090%) (A)	06-19-19 to 07-26-19	2.502 to 2.509	1,097,000	1,097,134
Federal Farm Credit Bank (1 month LIBOR + 0.025%) (A)	08-25-20 to 01-22-21	2.551 to 2.555	3,632,000	3,631,720
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	9

	Maturity date	Yield (%)	Par value^	Value
Federal Farm Credit Bank (Prime rate - 2.980%) (A)	02-20-20 to 11-12-20	2.570 to 2.596	5,310,000	$5,309,213
Federal Farm Credit Bank (1 month LIBOR + 0.190%) (A)	05-16-19 to 08-19-19	2.448 to 2.474	7,584,000	7,590,547
Federal Farm Credit Bank (Prime rate - 2.930%) (A)	10-29-19 to 09-24-20	2.586 to 2.612	4,280,000	4,279,886
Federal Farm Credit Bank (1 month LIBOR) (A)	04-27-20 to 10-07-20	2.520 to 2.537	13,105,000	13,104,187
Federal Farm Credit Bank	04-16-19 to 12-04-19	2.182 to 2.781	25,187,000	25,013,166
Federal Home Loan Bank (1 month LIBOR - 0.120%) (A)	04-01-19	2.458	12,025,000	12,025,000
Federal Home Loan Bank (1 month LIBOR - 0.110%) (A)	04-22-19	2.463	215,000	214,994
Federal Home Loan Bank (1 month LIBOR - 0.125%) (A)	07-16-19	2.467	2,720,000	2,719,392
Federal Home Loan Bank (1 month LIBOR - 0.135%) (A)	05-09-19	2.470	1,845,000	1,844,848
Federal Home Loan Bank (1 month LIBOR - 0.040%) (A)	04-17-20	2.486	280,000	279,972
Federal Home Loan Bank (1 month LIBOR - 0.095%) (A)	01-02-20	2.493	380,000	379,816
Federal Home Loan Bank (3 month Treasury Bill Rate + 0.070%) (A)	01-30-20	2.499	2,135,000	2,136,246
Federal Home Loan Bank (1 month LIBOR - 0.025%) (A)	04-20-20	2.512	480,000	479,928
Federal Home Loan Bank (3 month LIBOR - 0.135%) (A)	12-18-20	2.590	225,000	224,720
Federal Home Loan Bank (3 month LIBOR - 0.163%) (A)	07-05-19	2.644	1,075,000	1,075,070
Federal Home Loan Bank (3 month LIBOR - 0.175%) (A)	05-08-20	2.665	1,200,000	1,199,144
Federal Home Loan Bank (SOFR + 0.020%) (A)	07-17-19 to 08-27-19	2.484	6,290,000	6,290,000
Federal Home Loan Bank (1 month LIBOR - 0.070%) (A)	07-19-19 to 12-27-19	2.484 to 2.486	830,000	829,854
Federal Home Loan Bank (1 month LIBOR - 0.080%) (A)	11-13-19 to 02-07-20	2.486 to 2.487	3,735,000	3,733,659
Federal Home Loan Bank (1 month LIBOR - 0.090%) (A)	06-21-19 to 12-27-19	2.464 to 2.486	2,025,000	2,024,666
Federal Home Loan Bank (3 month LIBOR - 0.320%) (A)	04-05-19 to 04-12-19	2.455 to 2.663	12,530,000	12,529,894
Federal Home Loan Bank (3 month LIBOR - 0.160%) (A)	05-24-19 to 06-20-19	2.312 to 2.500	18,045,000	18,046,888
Federal Home Loan Bank	04-01-19 to 04-02-20	2.340 to 2.758	136,488,000	136,313,684
Federal Home Loan Mortgage Corp. (3 month LIBOR - 0.215%) (A)	06-07-19	2.453	4,816,000	4,815,748
Federal Home Loan Mortgage Corp. (SOFR + 0.025%) (A)	05-08-19	2.489	2,878,000	2,878,000
10	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value
Federal Home Loan Mortgage Corp. (3 month LIBOR - 0.165%) (A)	07-05-19	2.568	189,000	$189,048
Federal Home Loan Mortgage Corp.	05-24-19 to 07-18-19	2.535 to 2.657	3,485,000	3,460,211
Federal National Mortgage Association (SOFR + 0.070%) (A)	10-30-19	2.535	967,000	967,000
Federal National Mortgage Association (SOFR + 0.160%) (A)	01-30-20	2.544	3,012,000	3,014,007
Federal National Mortgage Association (SOFR + 0.120%) (A)	07-30-19	2.585	15,000,000	15,000,000

Federal National Mortgage Association	06-21-19 to 10-17-19	2.502 to 2.729	7,077,000	7,044,454

Tennessee Valley Authority	04-02-19 to 04-16-19	2.420 to 2.471	32,992,000	32,981,567
U.S. Government 11.2%				$70,521,922
(Cost $70,521,922)
U.S. Treasury Bill	04-02-19 to 04-11-19	2.408 to 2.431	58,594,000	58,574,632

U.S. Treasury Note	07-31-19	2.495	11,991,000	11,947,290

	Par value^	Value
Repurchase agreement 12.0%		$75,000,000
(Cost $75,000,000)
Barclays Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $75,015,938 on 4-1-19, collateralized by $61,633,268 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-40 (valued at $76,516,376, including interest)	75,000,000	75,000,000

Total investments (Cost $637,570,506) 101.7%		$637,570,506
Other assets and liabilities, net (1.7)%		(10,851,262)
Total net assets 100.0%		$626,719,244

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
At 3-31-19, the aggregate cost of investments for federal income tax purposes was $637,570,506.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-19

Assets
Unaffiliated investments, at value (Cost $562,570,506)	$562,570,506
Repurchase agreements, at value (Cost $75,000,000)	75,000,000
Total investments, at value (Cost $637,570,506)	637,570,506
Cash	84,450
Interest receivable	946,099
Receivable for fund shares sold	3,797,129
Receivable from affiliates	10,375
Other assets	69,687
Total assets	642,478,246
Liabilities
Distributions payable	9,218
Payable for investments purchased	13,213,000
Payable for fund shares repurchased	2,273,128
Payable to affiliates
Accounting and legal services fees	37,774
Transfer agent fees	58,131
Distribution and service fees	10,375
Other liabilities and accrued expenses	157,376
Total liabilities	15,759,002
Net assets	$626,719,244
Net assets consist of
Paid-in capital	$626,721,315
Total distributable earnings (loss)	(2,071)
Net assets	$626,719,244

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($612,796,416 ÷ 612,798,335 shares)	$1.00
Class B ($1,757,369 ÷ 1,757,415 shares)[1]	$1.00
Class C ($12,165,459 ÷ 12,165,571 shares)[1]	$1.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
12	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  3-31-19

Investment income
Interest	$12,021,113
Expenses
Investment management fees	2,112,657
Distribution and service fees	1,513,408
Accounting and legal services fees	127,552
Transfer agent fees	619,059
Trustees' fees	8,428
Custodian fees	102,438
State registration fees	115,552
Printing and postage	94,169
Professional fees	58,199
Other	17,967
Total expenses	4,769,429
Less expense reductions	(1,557,789)
Net expenses	3,211,640
Net investment income	8,809,473
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	330
330
Increase in net assets from operations	$8,809,803

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Money Market Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-19	Year ended 3-31-18
Increase (decrease) in net assets
From operations
Net investment income	$8,809,473	$2,926,455
Net realized gain	330	483
Increase in net assets resulting from operations	8,809,803	2,926,938
Distributions to shareholders
From net investment income and net realized gain
Class A	(8,584,928)	—
Class B	(32,931)	—
Class C	(191,434)	—
From net investment income
Class A	—	(2,919,965)
Class B	—	(14,450)
Class C	—	(93,612)
Total distributions	(8,809,293)	(3,028,027)
From fund share transactions	108,786,883	3,697,510
Total increase	108,787,393	3,596,421
Net assets
Beginning of year	517,931,851	514,335,430
End of year[1]	$626,719,244	$517,931,851

[1]	Net assets - End of year includes undistributed net investment income of $0 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
14	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.016	0.006	— [2]	— [2]	— [2]
Net realized and unrealized gain (loss) on investments	— [2]	— [2]	— [2]	— [2]	— [2]
Total from investment operations	0.016	0.006	— [2]	— [2]	— [2]
Less distributions
From net investment income	(0.016)	(0.006)	— [2]	— [2]	— [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	1.56	0.59 [4]	0.02 [4]	0.01 [4]	0.01 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$613	$500	$490	$417	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.81	0.86	1.00	0.98
Expenses including reductions	0.57	0.55 [4]	0.47 [4]	0.30 [4]	0.20 [4]
Net investment income	1.57	0.57 [4]	0.04 [4]	0.01 [4]	0.01 [4]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Money Market Fund	15

CLASS B SHARES Period ended	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.015	0.004	— [2]	— [2]	— [2]
Net realized and unrealized gain (loss) on investments	0.001	0.001	— [2]	— [2]	— [2]
Total from investment operations	0.016	0.005	— [2]	— [2]	— [2]
Less distributions
From net investment income	(0.016)	(0.005)	— [2]	— [2]	— [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	1.57	0.46 [5]	0.01 [5]	0.01 [5]	0.01 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	1.56	1.62	1.75	1.73
Expenses including reductions	0.57	0.67 [5]	0.48 [5]	0.30 [5]	0.20 [5]
Net investment income	1.51	0.42 [5]	0.01 [5]	0.01 [5]	0.01 [5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.
16	JOHN HANCOCK Money Market Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	0.016	0.006	— [2]	— [2]	— [2]
Net realized and unrealized gain (loss) on investments	— [2]	— [2]	— [2]	— [2]	— [2]
Total from investment operations	0.016	0.006	— [2]	— [2]	— [2]
Less distributions
From net investment income	(0.016)	(0.006)	— [2]	— [2]	— [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3,4]	1.56	0.60 [5]	0.02 [5]	0.01 [5]	0.01 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$15	$20	$25	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	1.56	1.62	1.75	1.73
Expenses including reductions	0.57	0.55 [5]	0.47 [5]	0.31 [5]	0.20 [5]
Net investment income	1.55	0.55 [5]	0.03 [5]	0.01 [5]	0.01 [5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Money Market Fund	17

Notes to financial statements

Note 1 — Organization

John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund's shares could go down in price, meaning that you can lose money by investing in the fund.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors; however, Class B and Class C shares are closed to new investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant net asset value (NAV) per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       18

repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2019 were $3,237.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       19

For federal income tax purposes, as of March 31, 2019, the fund has a short-term capital loss carryforward of $2,251 available to offset future net realized capital gains. This carryforward does not expire.

As of March 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends from net investment income daily and pays monthly, as long as class income exceeds class expense on each day. Capital gain distributions, if any, are distributed at least annually.

The tax character of distributions for the years ended March 31, 2019 and 2018 was as follows:

	March 31, 2019	March 31, 2018
Ordinary Income	$8,809,293	$3,028,027

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2019, the components of distributable earnings on a tax basis consisted of $9,398 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2019.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $500 million of the fund's aggregate net assets; (b) 0.425% of the next $250 million of the of the fund's aggregate net assets; (c) 0.375% of the next $250 million of the of the fund's aggregate net assets; (d) 0.350% of the next $500 million of the fund's aggregate net assets; (e) 0.325% of the next $500 million of the of the fund's aggregate net assets; (f) 0.300% of the next $500 million of the of the fund's aggregate net assets; and (g) 0.275% of the fund's aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and Money

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       20

Market Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Effective May 7, 2019, John Hancock Asset Management changed its name to Manulife Investment Management. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. For the year ended March 31, 2019, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended March 31, 2019, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$43,234	Class C	$973
Class B	174	Total	$44,381

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waiver and reimbursements as described above, incurred for the year ended March 31, 2019 were equivalent to a net annual effective rate of 0.37% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the Distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fees
Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive Rule 12b-1 fees on Class A, Class B and Class C shares to the extent necessary to achieve aggregate fees paid to the Distributor of 0.00%. This agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       21

The total amounts waived by the Distributor were $1,368,402, $21,790 and $123,216, for Class A, Class B, and Class C shares, respectively, for the year ended March 31, 2019.

Sales charges. Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. For the year ended March 31, 2019, CDSCs received by the Distributor amounted to $397 and $1,975 for Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,368,402	$603,119
Class B	21,790	2,387
Class C	123,216	13,553
Total	$1,513,408	$619,059

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in shares for the fund for the years ended March 31, 2019 and 2018 were as follows:

		Year ended 3-31-19		Year ended 3-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	378,388,879	$378,388,879	315,059,715	$315,059,715
Distributions reinvested	8,486,577	8,486,577	2,879,496	2,879,496
Repurchased	(274,220,549)	(274,220,549)	(308,135,341)	(308,135,341)
Net increase	112,654,907	$112,654,907	9,803,870	$9,803,870

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       22

		Year ended 3-31-19		Year ended 3-31-18
	Shares	Amount	Shares	Amount
Class B shares
Sold	726,323	$726,323	876,628	$876,628
Distributions reinvested	30,122	30,122	13,694	13,694
Repurchased	(1,812,130)	(1,812,130)	(2,416,384)	(2,416,384)
Net decrease	(1,055,685)	$(1,055,685)	(1,526,062)	$(1,526,062)
Class C shares
Sold	11,188,006	$11,188,006	7,130,573	$7,130,573
Distributions reinvested	181,039	181,039	88,256	88,256
Repurchased	(14,181,384)	(14,181,384)	(11,799,127)	(11,799,127)
Net decrease	(2,812,339)	$(2,812,339)	(4,580,298)	$(4,580,298)
Total net increase	108,786,883	$108,786,883	3,697,510	$3,697,510

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Current Interest and Shareholders of John Hancock Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the Fund's investments, of John Hancock Money Market Fund (the "Fund") as of March 31, 2019, the related statement of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the five years in the period ended March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2019

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       24

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2019.

Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       25

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	215
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	215
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	215
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	215
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2006	215
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	215
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       26

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	215
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2008	215
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates, Born: 1946	2012	215

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2006	215
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2008	215
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       27

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	215
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Marianne Harrison, Born: 1963	2018	215
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       28

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       29

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of each month are filed with the SEC on Form N-MFP. The fund's Form N-MFP filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF802061	44A 3/19 5/19

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $30,238 for the fiscal year ended March 31, 2019 and $30,238 for the fiscal year ended March 31, 2018 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant amounted to $571 for the fiscal year ended March 31, 2019 and $540 for the fiscal year ended March 31, 2018. Amounts billed to control affiliates were $113,000 and $$110,200 for the fiscal years ended March 31, 2019 and 2018, respectively.

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,775 for the fiscal year ended March 31, 2019 and $2,775 for the fiscal year ended March 31, 2018. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees
The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to $102 for the fiscal year ended March 31, 2019 and $221 for the fiscal year ended March 31, 2018 and were billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $889,301 for the fiscal year ended March 31, 2019 and $7,692,718 for the fiscal year ended March 31, 2018.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 16, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 16, 2019